UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09*

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                01/22/10
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

* This will be the final 13F filing made by the Registrant.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:        3,577
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
31-Dec-09


                                                                                                                 Voting Authority
                                                                                                               --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers     Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------    ------  ------  ----
American Superconductor Corp.         COM        030111108      204      5000   SH          Sole                5000
AsiaInfo Holdings, Inc.               COM        04518A104      213      7000   SH          Sole                7000
Bio-Reference Labs, Inc               COM        09057G602      274      7000   SH          Sole                7000
Bottomline Technologie, Inc.          COM        101388106      264     15000   SH          Sole               15000
Compellent Technologies, Inc.         COM        20452A108      287     12650   SH          Sole               12650
Credit Acceptance, Inc.               COM        225310101      210      5000   SH          Sole                5000
Grand Canyon Education, Inc.          COM        38526M106      190     10000   SH          Sole               10000
Netlogic Microsystems, Inc.           COM        64118B100      254      5500   SH          Sole                5500
Nic, Inc.                             COM        62914B100      274     30000   SH          Sole               30000
Northern Oil and Gas, Inc.            COM        665531109      260     22000   SH          Sole               22000
Panera Bread Company                  COM        69840W108      268      4000   SH          Sole                4000
Skyworks Solutions, Inc.              COM        83088M102      213     15000   SH          Sole               15000
SuccessFactors, Inc.                  COM        864596101      166     10000   SH          Sole               10000
3sbio adr                             ADR        88575y105      283     20675   SH          Sole               20675
Trina Solar Ltd.                      ADR        89628E104      216      4000   SH          Sole                4000